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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007.
                                               -----------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2008 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      4
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     April 30, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3
                                        --------------------

Form 13F Information Table Entry Total:           2
                                        --------------------

Form 13F Information Table Value Total:   45,583 (x $1,000)
                                        --------------------
                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         --------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         --------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited
    ------    -----------------         --------------------------------------
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FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------   ----------------   ---------   -------- --------------------- ------------ ----------  ------------------------
                                                                                                              VOTING AUTHORITY
                                                   VALUE    SHARES/   SH/   PUT/    INVSTMT     OTHER     ------------------------
NAME OF ISSUER      TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN   CALL    DSCRETN    MANAGERS    SOLE      SHARED  NONE
------------------ ----------------   ---------   -------- --------- ----- ----- ------------ ---------- ---------- -------- -----
BURLINGTON NORTHN
SANTA FE C               COM          12189T104    11541    143500   SH           DEFINED     01:02:03    143500      0      0

CSX CORP                 COM          126408103    34042    850000   SH           DEFINED     01:02:03    850000      0      0